Goodwill and Intangible Assets - Additional Information (Detail) (KRW) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Goodwill [Line Items]
Amortization expense on intangible assets	285,164	411,674	503,310